United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  07/31/2011

Date of Reporting Period:  Quarter ended 04/30/2011

Item 1.                      Schedule of Investments

Federated MDT All Cap Core Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.7%
		Agricultural Chemicals – 1.0%
19,000		Bunge Ltd.	1,433,360
		Airline - National – 0.3%
6,500	[1]	Atlas Air Worldwide Holdings, Inc.	447,915
		Airline - Regional – 0.7%
14,267	[1]	Alaska Air Group, Inc.	939,767
		Aluminum – 0.2%
14,100	[1]	Century Aluminum Co.	281,718
		AT&T Divestiture – 0.1%
5,200		AT&T, Inc.	161,824
		Auto Original Equipment Manufacturers – 0.1%
1,660		Eaton Corp.	88,860
2,428	[1]	LKQ Corp.	61,234
		TOTAL	150,094
		Auto Rentals – 0.1%
1,200	[1]	AMERCO	122,064
		Biotechnology – 0.3%
4,800	[1]	Amgen, Inc.	272,880
2,900	[1]	Charles River Laboratories International, Inc.	122,351
2,700	[1]	Myriad Genetics, Inc.	57,888
		TOTAL	453,119
		Business Services – 0.1%
700	[1]	OpenTable, Inc.	77,903
		Cable & Wireless Television – 3.2%
89,789	[1]	DIRECTV Group, Inc., Class A	4,362,847
		Cable TV – 0.2%
6,900	[1]	Liberty Global, Inc., Class A	320,850
		Clothing Stores – 0.1%
3,400		Gap (The), Inc.	79,016
1,600		Limited Brands, Inc.	65,856
		TOTAL	144,872
		Commodity Chemicals – 0.1%
1,000		Du Pont (E.I.) de Nemours & Co.	56,790
300		PPG Industries, Inc.	28,401
		TOTAL	85,191
		Computer Peripherals – 2.0%
5,400	[1]	Aruba Networks, Inc.	194,022
48,400	[1]	Sandisk Corp.	2,378,376
3,700	[1]	Western Digital Corp.	147,260
		TOTAL	2,719,658
		Computer Services – 0.5%
9,000	[1]	Riverbed Technology, Inc.	316,260
11,134	[1]	Synnex Corp.	373,323
		TOTAL	689,583
		Computer Stores – 1.2%
48,149	[1]	Ingram Micro, Inc., Class A	901,831
2,100	[1]	Insight Enterprises, Inc.	36,036
1

Shares			Value
13,862	[1]	Tech Data Corp.	736,488
		TOTAL	1,674,355
		Computers - High End – 1.2%
9,390		IBM Corp.	1,601,746
		Computers - Midrange – 0.1%
2,000		Hewlett-Packard Co.	80,740
		Construction Machinery – 1.2%
14,300		Caterpillar, Inc.	1,650,363
		Consumer Finance – 1.0%
54,700		Discover Financial Services	1,358,748
		Contracting – 0.1%
1,600	[1]	URS Corp.	71,600
		Crude Oil & Gas Production – 4.0%
132,102		Chesapeake Energy Corp.	4,447,874
10,700		Devon Energy Corp.	973,700
		TOTAL	5,421,574
		Defense Aerospace – 0.0%
500		General Dynamics Corp.	36,410
		Defense Electronics – 0.0%
893		Northrop Grumman Corp.	56,804
		Department Stores – 0.5%
13,000		Target Corp.	638,300
		Discount Department Stores – 2.1%
52,600		Wal-Mart Stores, Inc.	2,891,948
		Diversified Financial Services – 0.1%
17,600	[1]	American Capital Ltd.	180,752
		Diversified Oil – 0.9%
15,000		Murphy Oil Corp.	1,162,200
		Electric & Electronic Original Equipment Manufacturers – 0.4%
10,700	[1]	General Cable Corp.	518,950
		Electric Utility – 2.7%
6,200		American Electric Power Co., Inc.	226,176
27,488		Constellation Energy Group, Inc.	1,001,113
2,600		Edison International	102,102
7,100		Entergy Corp.	495,012
10,100		Exelon Corp.	425,715
2,800		PG & E Corp.	129,024
39,470		Public Service Enterprises Group, Inc.	1,269,750
		TOTAL	3,648,892
		Electronic Instruments – 0.2%
5,700	[1]	Trimble Navigation Ltd.	266,988
		Electronic Test/Measuring Equipment – 0.9%
25,400	[1]	Agilent Technologies, Inc.	1,267,714
		Ethical Drugs – 0.4%
15,400		Eli Lilly & Co.	569,954
		Financial Services – 4.9%
99,394		Ameriprise Financial, Inc.	6,168,392
500		FactSet Research Systems	54,705
2,700		Nelnet, Inc., Class A	62,181
7,300	[1]	SLM Corp.	121,107
2

Shares			Value
3,953	[1]	Verifone Systems, Inc.	216,703
1,500		Visa, Inc., Class A	117,180
		TOTAL	6,740,268
		Generic Drugs – 0.1%
1,433		Perrigo Co.	129,486
		Grocery Chain – 0.1%
6,200		Kroger Co.	150,722
		Health Care Providers & Services – 0.1%
1,600	[1]	Catalyst Health Solutions, Inc.	95,296
		Home Products – 0.0%
700		Tupperware Brands Corp.	44,569
		Hotels – 0.8%
17,400		Starwood Hotels & Resorts Worldwide, Inc.	1,036,518
		Industrial Machinery – 0.2%
1,800		Graco, Inc.	90,054
1,300	[1]	Polypore International, Inc.	80,301
		TOTAL	170,355
		Integrated Domestic Oil – 6.3%
82,200		ConocoPhillips	6,488,046
25,200		Hess Corp.	2,166,192
		TOTAL	8,654,238
		Integrated International Oil – 6.3%
48,311		Chevron Corp.	5,287,156
38,000		Exxon Mobil Corp.	3,344,000
		TOTAL	8,631,156
		Internet Services – 3.3%
7,893	[1]	NetFlix, Inc.	1,836,464
3,000	[1]	Priceline.com, Inc.	1,641,030
54,800	[1]	Yahoo, Inc.	972,700
		TOTAL	4,450,194
		IT Services – 0.1%
3,100		Broadridge Financial Solutions	72,044
		Life Insurance – 2.6%
4,000		Delphi Financial Group, Inc., Class A	127,800
47,200		Principal Financial Group	1,593,000
4,100		Protective Life Corp.	110,331
20,300		Prudential Financial, Inc.	1,287,426
6,654		Torchmark Corp.	445,286
		TOTAL	3,563,843
		Life Sciences Tools & Services – 0.2%
3,000	[1]	Illumina, Inc.	212,940
		Maritime – 0.0%
2,900		Ship Finance International Ltd.	57,971
		Meat Packing – 0.5%
28,300	[1]	Smithfield Foods, Inc.	666,748
		Medical Supplies – 0.3%
6,700		Baxter International, Inc.	381,230
1,300	[1]	Kinetic Concepts, Inc.	76,739
		TOTAL	457,969
3

Shares			Value
		Medical Technology – 0.2%
1,800	[1]	Edwards Lifesciences Corp.	155,430
2,100	[1]	IDEXX Laboratories, Inc.	171,003
		TOTAL	326,433
		Miscellaneous Communications – 0.1%
1,700	[1]	Gartner Group, Inc., Class A	72,947
		Miscellaneous Components – 1.1%
11,200		AVX Corp.	182,672
206		Amphenol Corp., Class A	11,517
21,797	[1]	Fairchild Semiconductor International, Inc., Class A	457,083
4,817	[1]	MKS Instruments, Inc.	136,707
8,000	[1]	SunPower Corp., Class A	174,160
27,428	[1]	Vishay Intertechnology, Inc.	523,326
		TOTAL	1,485,465
		Miscellaneous Food Products – 4.9%
176,878		Archer-Daniels-Midland Co.	6,548,024
5,000		Fresh Del Monte Produce, Inc.	135,550
		TOTAL	6,683,574
		Miscellaneous Machinery – 0.1%
301		Parker-Hannifin Corp.	28,390
500		Rockwell Automation, Inc.	43,565
		TOTAL	71,955
		Money Center Bank – 8.3%
1,127,000	[1]	Citigroup, Inc.	5,172,930
133,400		JPMorgan Chase & Co.	6,087,042
		TOTAL	11,259,972
		Multi-Line Insurance – 3.0%
2,900		Assurant, Inc.	115,130
7,400	[1]	CNO Financial Group, Inc.	59,644
1,900		FBL Financial Group, Inc., Class A	57,950
72,800		Hartford Financial Services Group, Inc.	2,109,016
49,870		Lincoln National Corp.	1,557,440
4,800		Unitrin, Inc.	145,152
100		White Mountains Insurance Group, Inc.	35,751
		TOTAL	4,080,083
		Newspaper Publishing – 0.1%
300		Washington Post Co., Class B	130,770
		Oil Refiner – 2.4%
9,000	[1]	Tesoro Petroleum Corp.	244,080
107,600		Valero Energy Corp.	3,045,080
		TOTAL	3,289,160
		Packaged Foods – 0.6%
1,900		Campbell Soup Co.	63,821
36,700		Sara Lee Corp.	704,640
		TOTAL	768,461
		Paper Products – 0.2%
5,700	[1]	Boise, Inc.	55,974
5,600		Buckeye Technologies, Inc.	157,696
3,400		International Paper Co.	104,992
		TOTAL	318,662
		Personal Loans – 2.4%
59,400		Capital One Financial Corp.	3,250,962
4

Shares			Value
		Poultry Products – 0.1%
7,800		Tyson Foods, Inc., Class A	155,220
		Printed Circuit Boards – 0.1%
10,300	[1]	Sanmina-SCI Corp.	120,716
		Property Liability Insurance – 5.8%
26,800		Chubb Corp.	1,747,092
97,104		The Travelers Cos., Inc.	6,144,741
		TOTAL	7,891,833
		Regional Banks – 1.2%
5,500		Fifth Third Bancorp	72,985
33,300		Huntington Bancshares, Inc.	226,107
52,600		KeyCorp	456,042
6,300		PNC Financial Services Group	392,742
14,900		Wells Fargo & Co.	433,739
		TOTAL	1,581,615
		Restaurants – 0.6%
3,100	[1]	Chipotle Mexican Grill, Inc.	827,049
		Securities Brokerage – 1.0%
9,500		Goldman Sachs Group, Inc.	1,434,595
		Semiconductor Distribution – 2.0%
32,113	[1]	Arrow Electronics, Inc.	1,464,031
34,015	[1]	Avnet, Inc.	1,235,425
		TOTAL	2,699,456
		Semiconductor Manufacturing – 0.6%
2,998	[1]	Cavium Networks, Inc.	141,566
19,800	[1]	MEMC Electronic Materials, Inc.	234,234
13,400		Texas Instruments, Inc.	476,102
		TOTAL	851,902
		Services to Medical Professionals – 3.0%
10,300	[1]	Humana, Inc.	784,036
6,300	[1]	Medco Health Solutions, Inc.	373,779
7,400		UnitedHealth Group, Inc.	364,302
33,173	[1]	Wellpoint, Inc.	2,547,355
		TOTAL	4,069,472
		Silver Production – 0.1%
4,200	[1]	Coeur d'Alene Mines Corp.	133,182
		Soft Drinks – 0.4%
13,800		Dr. Pepper Snapple Group, Inc.	540,960
		Software Packaged/Custom – 2.1%
900	[1]	Ansys, Inc.	49,761
6,600	[1]	Autodesk, Inc.	296,868
2,200		Computer Sciences Corp.	112,156
800	[1]	F5 Networks, Inc.	81,088
6,200	[1]	Informatica Corp.	347,262
500	[1]	MicroStrategy, Inc., Class A	70,650
32,900		Oracle Corp.	1,186,045
900		Quality Systems, Inc.	80,748
9,700	[1]	Red Hat, Inc.	460,459
1,500	[1]	VMware, Inc., Class A	143,145
600	[1]	Verisign, Inc.	22,176
		TOTAL	2,850,358
5

Shares			Value
		Specialty Chemicals – 0.2%
5,000		Cabot Corp.	224,250
1,700	[1]	Kraton Performance Polymers, Inc.	78,472
		TOTAL	302,722
		Specialty Machinery – 0.2%
3,800		Gardner Denver, Inc.	328,358
		Specialty Retailing – 2.1%
4,200		American Eagle Outfitters, Inc.	65,352
1,600	[1]	Big Lots, Inc.	65,776
74,987		CVS Caremark Corp.	2,717,529
		TOTAL	2,848,657
		Technology Services – 0.0%
1,700		Lender Processing Services	50,031
		Telecommunication Equipment & Services – 3.4%
4,100	[1]	Acme Packet, Inc.	338,701
208,500		Corning, Inc.	4,365,990
		TOTAL	4,704,691
		Telecommunications & Cellular – 0.1%
9,000	[1]	MetroPCS Communications, Inc.	151,470
		Textiles Apparel & Luxury Goods – 0.2%
4,400		Coach, Inc.	263,164
		Trucking – 0.1%
1,600		Hunt (J.B.) Transportation Services, Inc.	76,288
		Undesignated Consumer Cyclicals – 0.1%
2,800	[1]	Covance, Inc.	175,280
		Undesignated Energy – 0.1%
6,400	[1]	NRG Energy, Inc.	154,880
		TOTAL COMMON STOCKS (IDENTIFIED COST $107,168,056)	134,573,463
		MUTUAL FUND – 1.6%
2,224,807	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	2,224,807
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $109,392,863)[4]	136,798,270
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(433,987)
		TOTAL NET ASSETS — 100%	$136,364,283
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At April 30, 2011, the cost of investments for federal tax purposes was $109,392,863. The net unrealized appreciation of investments for federal tax purposes was $27,405,407. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,803,886 and net unrealized depreciation from investments for those securities having an excess of cost over value of $398,479.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
6

  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

7

Federated MDT Balanced Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Principal Amount or Shares			Value
		COMMON STOCKS – 66.3%
		Agricultural Chemicals – 0.6%
14,300		Bunge Ltd.	1,078,792
		Agricultural Machinery – 0.0%
431		Lindsay Manufacturing Co.	31,601
		Airline — National – 0.2%
4,000	[1]	Atlas Air Worldwide Holdings, Inc.	275,640
		Airline — Regional – 0.4%
9,700	[1]	Alaska Air Group, Inc.	638,939
		Aluminum – 0.2%
6,100		Alcoa, Inc.	103,700
10,400	[1]	Century Aluminum Co.	207,792
		TOTAL	311,492
		Apparel – 0.1%
1,939	[1]	Ann, Inc.	60,516
1,229	[1]	Express, Inc.	26,534
259	[1]	Maidenform Brands, Inc.	8,200
258		Oxford Industries, Inc.	8,862
127	[1]	Warnaco Group, Inc.	8,174
432	[1]	Zumiez, Inc.	12,144
		TOTAL	124,430
		AT&T Divestiture – 0.1%
4,500		AT&T, Inc.	140,040
		Auto Original Equipment Manufacturers – 0.1%
2,500	[1]	LKQ Corp.	63,050
282		Sun Hydraulics, Inc.	13,110
983	[1]	Tenneco Automotive, Inc.	45,425
		TOTAL	121,585
		Auto Part Replacement – 0.2%
5,000	[1]	WABCO Holdings, Inc.	369,250
		Auto Rentals – 0.1%
900	[1]	AMERCO	91,548
911	[1]	United Rentals, Inc.	26,802
		TOTAL	118,350
		Biotechnology – 0.4%
180	[1]	Acorda Therapeutics, Inc.	5,047
400	[1]	Air Methods Corp.	27,048
6,200	[1]	Amgen, Inc.	352,470
571	[1]	Cepheid, Inc.	18,449
3,100	[1]	Charles River Laboratories International, Inc.	130,789
622	[1]	Medicines Co.	9,766
2,300	[1]	Myriad Genetics, Inc.	49,312
		TOTAL	592,881
		Building Materials – 0.0%
524	[1]	Trex Co., Inc.	16,810
		Business Services – 0.1%
700	[1]	OpenTable, Inc.	77,903

Principal Amount or Shares			Value
919	[1]	Wright Express Corp.	51,767
		TOTAL	129,670
		Cable & Wireless Television – 2.2%
78,000	[1]	DIRECTV - Class A	3,790,020
		Cable TV – 0.2%
136	[1]	DTS, Inc.	5,992
6,800	[1]	Liberty Global, Inc., Class A	316,200
		TOTAL	322,192
		Carpets – 0.0%
1,004		Interface, Inc.	18,715
		Clothing Stores – 0.2%
3,300		American Eagle Outfitters, Inc.	51,348
189		Buckle, Inc.	8,598
351		Cato Corp., Class A	8,954
208	[1]	Children's Place Retail Stores, Inc.	11,059
5,700		Gap (The), Inc.	132,468
343	[1]	Jos A. Bank Clothiers, Inc.	17,980
2,600		Limited Brands	107,016
		TOTAL	337,423
		Commercial Services – 0.0%
800		Lender Processing Services, Inc.	23,544
		Commodity Chemicals – 0.0%
81		Newmarket Corp.	14,930
200		PPG Industries, Inc.	18,934
562	[1]	Solutia, Inc.	14,809
		TOTAL	48,673
		Computer Peripherals – 1.3%
349	[1]	3D Systems Corp.	14,560
2,700	[1]	Aruba Networks, Inc.	97,011
1,800	[1]	EMC Corp. Mass	51,012
1,350	[1]	Fortinet, Inc.	65,745
39,600	[1]	Sandisk Corp.	1,945,944
2,800	[1]	Western Digital Corp.	111,440
		TOTAL	2,285,712
		Computer Services – 0.3%
132	[1]	CACI International, Inc., Class A	8,067
549	[1]	Manhattan Associates, Inc.	19,846
6,344	[1]	Riverbed Technology, Inc.	222,928
7,500	[1]	Synnex Corp.	251,475
1,332	[1]	Unisys Corp.	39,534
		TOTAL	541,850
		Computer Stores – 0.8%
35,100	[1]	Ingram Micro, Inc., Class A	657,423
1,900	[1]	Insight Enterprises, Inc.	32,604
11,300	[1]	Tech Data Corp.	600,369
		TOTAL	1,290,396
		Computers — High End – 0.7%
7,200		IBM Corp.	1,228,176

Principal Amount or Shares			Value
		Computers — Midrange – 0.1%
2,600		Hewlett-Packard Co.	104,962
		Construction Machinery – 0.5%
6,900		Caterpillar, Inc.	796,329
189		NACCO Industries, Inc., Class A	19,888
		TOTAL	816,217
		Consumer Finance – 0.6%
37,500		Discover Financial Services	931,500
		Contracting – 0.0%
900	[1]	URS Corp.	40,275
		Cosmetics & Toiletries – 0.0%
942	[1]	Revlon, Inc., Class A	16,221
2,196	[1]	Sally Beauty Holdings, Inc.	32,479
272	[1]	Ulta Salon, Cosmetics & Fragrance, Inc.	14,468
		TOTAL	63,168
		Crude Oil & Gas Production – 1.9%
71,300		Chesapeake Energy Corp.	2,400,671
359	[1]	Clayton Williams Energy, Inc.	32,515
9,100		Devon Energy Corp.	828,100
937	[1]	Rosetta Resources, Inc.	43,036
		TOTAL	3,304,322
		Defense Aerospace – 0.1%
1,100		General Dynamics Corp.	80,102
299		Heico Corp.	14,388
		TOTAL	94,490
		Defense Electronics – 0.0%
500		Northrop Grumman Corp.	31,805
		Department Stores – 0.4%
13,300		Target Corp.	653,030
		Discount Department Stores – 1.7%
53,900		Wal-Mart Stores, Inc.	2,963,422
		Diversified Financial Services – 0.0%
6,100	[1]	American Capital Ltd.	62,647
		Diversified Leisure – 0.0%
17	[1]	Coinstar, Inc.	918
		Diversified Oil – 0.5%
11,600		Murphy Oil Corp.	898,768
		Electric & Electronic Original Equipment Manufacturers – 0.2%
300	[1]	Altra Holdings, Inc.	7,617
526		Cubic Corp.	28,446
1,200		Eaton Corp.	64,236
6,000	[1]	General Cable Corp.	291,000
		TOTAL	391,299
		Electric Utility – 1.6%
1,600		Ameren Corp.	46,896
6,500		American Electric Power Co., Inc.	237,120
21,200		Constellation Energy Group	772,104
2,600		Edison International	102,102
4,600		Entergy Corp.	320,712
10,200		Exelon Corp.	429,930

Principal Amount or Shares			Value
6,400	[1]	NRG Energy, Inc.	154,880
3,300		PG & E Corp.	152,064
17,300		Public Service Enterprises Group, Inc.	556,541
		TOTAL	2,772,349
		Electrical Equipment – 0.1%
179		American Science & Engineering, Inc.	15,770
378		Belden, Inc.	14,375
561	[1]	Littelfuse, Inc.	34,900
826	[1]	Rofin-Sinar Technologies, Inc.	35,774
		TOTAL	100,819
		Electronic Instruments – 0.1%
164		Computer Programs and Systems, Inc.	9,641
309	[1]	IRobot Corp.	10,945
3,700	[1]	Trimble Navigation Ltd.	173,308
		TOTAL	193,894
		Electronic Test/Measuring Equipment – 0.6%
18,400	[1]	Agilent Technologies, Inc.	918,344
355		MTS Systems Corp.	15,716
379	[1]	Mistras Group, Inc.	6,943
372	[1]	Multi-Fineline Electronix, Inc.	9,906
141	[1]	OYO Geospace Corp.	13,153
		TOTAL	964,062
		Ethical Drugs – 0.6%
6,200	[1]	Forest Laboratories, Inc., Class A	205,592
21,500		Lilly (Eli) & Co.	795,715
		TOTAL	1,001,307
		Financial Services – 3.3%
65,300		Ameriprise Financial, Inc.	4,052,518
948	[1]	Dollar Financial Corp.	21,795
1,400		FactSet Research Systems	153,174
1,900		Nelnet, Inc., Class A	43,757
26,100		Principal Financial Group	880,875
12,000	[1]	SLM Holding Corp.	199,080
4,864	[1]	Verifone Systems, Inc.	266,644
		TOTAL	5,617,843
		Furniture – 0.0%
542	[1]	Select Comfort Corp.	8,601
1,042	[1]	Tempur-Pedic International, Inc.	65,417
		TOTAL	74,018
		Generic Drugs – 0.1%
716	[1]	Jazz Pharmaceuticals, Inc.	22,847
1,500		Perrigo Co.	135,540
		TOTAL	158,387
		Grocery Chain – 0.2%
397		Casey's General Stores, Inc.	15,495
8,200		Kroger Co.	199,342
7,100		Safeway, Inc.	172,601
		TOTAL	387,438

Principal Amount or Shares			Value
		Health Care Providers & Services – 0.3%
900	[1]	Catalyst Health Solutions, Inc.	53,604
376		Chemed Corp.	26,181
6,200	[1]	Medco Health Solutions, Inc.	367,846
		TOTAL	447,631
		Home Health Care – 0.0%
240	[1]	Amerigroup Corp.	16,392
		Home Products – 0.1%
800		Kimberly-Clark Corp.	52,848
1,360		Tupperware Brands Corp.	86,591
		TOTAL	139,439
		Hospitals – 0.0%
464		Ensign Group, Inc.	12,834
		Hotels – 0.4%
11,800		Starwood Hotels & Resorts	702,926
		Household Appliances – 0.0%
186	[1]	Middleby Corp.	16,679
		Industrial Machinery – 0.2%
1,695		Actuant Corp.	47,053
200		Dover Corp.	13,608
1,500		Graco, Inc.	75,045
2,038	[1]	Polypore International, Inc.	125,887
		TOTAL	261,593
		Insurance Brokerage – 0.1%
4,700		Primerica, Inc.	108,664
		Integrated Domestic Oil – 3.9%
64,700		ConocoPhillips	5,106,771
18,500		Hess Corp.	1,590,260
		TOTAL	6,697,031
		Integrated International Oil – 4.0%
38,700		Chevron Corp.	4,235,328
29,500		Exxon Mobil Corp.	2,596,000
		TOTAL	6,831,328
		International Bank – 0.0%
960	[1]	Signature Bank	55,882
		Internet Services – 2.1%
584	[1]	Ancestry.com, Inc.	26,689
5,900	[1]	NetFlix, Inc.	1,372,753
2,100	[1]	Priceline.com, Inc.	1,148,721
838	[1]	Travelzoo, Inc.	68,632
51,300	[1]	Yahoo, Inc.	910,575
		TOTAL	3,527,370
		IT Services – 0.0%
3,000		Broadridge Financial Solutions	69,720
		Leasing – 0.0%
953		Textainer Group Holdings Ltd.	33,793
		Life Insurance – 0.8%
2,700		Delphi Financial Group, Inc., Class A	86,265
15,900		Prudential Financial	1,008,378

Principal Amount or Shares			Value
3,800		Torchmark Corp.	254,296
		TOTAL	1,348,939
		Life Sciences Tools & Services – 0.1%
640	[1]	Bruker BioSciences Corp.	12,634
3,000	[1]	Illumina, Inc.	212,940
		TOTAL	225,574
		Machined Parts Original Equipment Manufacturers – 0.0%
332		Applied Industrial Technologies, Inc.	11,706
		Mail Order – 0.0%
460	[1]	HSN, Inc.	15,263
		Meat Packing – 0.3%
24,600	[1]	Smithfield Foods, Inc.	579,576
		Medical Supplies – 0.3%
5,900		Baxter International, Inc.	335,710
600	[1]	Kinetic Concepts, Inc.	35,418
281	[1]	Medidata Solutions, Inc.	7,213
963	[1]	Sirona Dental Systems, Inc.	54,959
		TOTAL	433,300
		Medical Technology – 0.2%
1,500	[1]	Edwards Lifesciences Corp.	129,525
1,400	[1]	IDEXX Laboratories, Inc.	114,002
284	[1]	Integra Lifesciences Corp.	14,856
138	[1]	Masimo Corp.	4,801
		TOTAL	263,184
		Metal Fabrication – 0.0%
1,791		Worthington Industries, Inc.	38,632
		Miscellaneous Communications – 0.0%
1,300	[1]	Gartner Group, Inc., Class A	55,783
421	[1]	SAVVIS, Inc.	16,570
		TOTAL	72,353
		Miscellaneous Components – 0.7%
7,300		AVX Corp.	119,063
100		Amphenol Corp., Class A	5,591
16,600	[1]	Fairchild Semiconductor International, Inc., Class A	348,102
4,100	[1]	MKS Instruments, Inc.	116,358
263	[1]	STR Holdings, Inc.	4,332
5,800	[1]	SunPower Corp., Class A	126,266
373	[1]	TriMas Corp.	8,657
22,000	[1]	Vishay Intertechnology, Inc.	419,760
		TOTAL	1,148,129
		Miscellaneous Food Products – 2.8%
123,000		Archer-Daniels-Midland Co.	4,553,460
1,502		B&G Foods, Inc., Class A	27,156
5,000		Fresh Del Monte Produce, Inc.	135,550
		TOTAL	4,716,166
		Miscellaneous Machinery – 0.1%
317	[1]	Colfax Corp.	6,926
1,112		Nordson Corp.	63,351

Principal Amount or Shares			Value
300		Rockwell Automation, Inc.	26,139
		TOTAL	96,416
		Money Center Bank – 4.4%
608,700	[1]	Citigroup, Inc.	2,793,933
1,500		International Bancshares Corp.	26,430
103,000		JPMorgan Chase & Co.	4,699,890
		TOTAL	7,520,253
		Multi-Industry Basic – 0.0%
494		Olin Corp.	12,716
		Multi-Industry Capital Goods – 0.0%
176		Raven Industries, Inc.	9,567
		Multi-Industry Transportation – 0.0%
305		Brinks Co. (The)	10,068
		Multi-Line Insurance – 1.9%
3,400	[1]	CNO Financial Group, Inc.	27,404
1,300		FBL Financial Group, Inc., Class A	39,650
66,700		Hartford Financial Services Group, Inc.	1,932,299
34,300		Lincoln National Corp.	1,071,189
3,500		Unitrin, Inc.	105,840
		TOTAL	3,176,382
		Mutual Fund Adviser – 0.0%
333		Cohen & Steers, Inc.	10,476
		Newspaper Publishing – 0.1%
200		Washington Post Co., Class B	87,180
		Nickel – 0.0%
1,812	[1]	Globe Specialty Metals, Inc.	40,788
		Office Furniture – 0.0%
1,291		Knoll, Inc.	25,342
748		Miller Herman, Inc.	19,463
		TOTAL	44,805
		Oil Refiner – 1.7%
7,000	[1]	Tesoro Petroleum Corp.	189,840
97,800		Valero Energy Corp.	2,767,740
		TOTAL	2,957,580
		Oil Well Supply – 0.1%
155		Lufkin Industries, Inc.	14,311
2,490		RPC, Inc.	67,355
		TOTAL	81,666
		Packaged Foods – 0.3%
1,500		Campbell Soup Co.	50,385
24,100		Sara Lee Corp.	462,720
		TOTAL	513,105
		Paper Products – 0.2%
5,800	[1]	Boise, Inc.	56,956
4,000		Buckeye Technologies, Inc.	112,640
4,200		International Paper Co.	129,696
170		Rock-Tenn Co.	11,742
		TOTAL	311,034

Principal Amount or Shares			Value
		Personal & Household – 0.0%
1,103		Nu Skin Enterprises, Inc.	35,395
		Personal Loans – 1.3%
40,800		Capital One Financial Corp.	2,232,984
273	[1]	Credit Acceptance Corp.	22,086
427	[1]	World Acceptance Corp.	29,014
		TOTAL	2,284,084
		Photo-Optical Component-Equipment – 0.1%
731		Cognex Corp.	22,866
281	[1]	Coherent, Inc.	17,565
820	[1]	IPG Photonics Corp.	56,957
		TOTAL	97,388
		Poultry Products – 0.1%
6,900		Tyson Foods, Inc., Class A	137,310
		Printed Circuit Boards – 0.1%
7,600	[1]	Sanmina-SCI Corporation	89,072
		Printing – 0.0%
155	[1]	Consolidated Graphics, Inc.	8,703
		Property Liability Insurance – 3.8%
31,400		Chubb Corp.	2,046,966
500		Loews Corp.	22,130
800	[1]	ProAssurance Corp.	53,120
69,100		The Travelers Cos, Inc.	4,372,648
		TOTAL	6,494,864
		Real Estate Investment Trusts – 3.4%
4,000		Alexandria Real Estate Equities, Inc.	328,600
51,000		Annaly Capital Management, Inc.	909,840
4,000		Avalonbay Communities, Inc.	506,440
6,400		Boston Properties, Inc.	668,992
8,000		Digital Realty Trust, Inc.	482,720
47,056		Host Hotels & Resorts, Inc.	837,126
4,000		Plum Creek Timber Co., Inc.	172,360
22,000		Prologis Trust	358,380
6,791		Simon Property Group, Inc.	777,841
13,400		Taubman Centers, Inc.	779,210
		TOTAL	5,821,509
		Recreational Goods – 0.0%
327		Sturm Ruger & Co., Inc.	7,776
		Recreational Vehicles – 0.0%
109		Polaris Industries, Inc.	11,492
743	[1]	Winnebago Industries, Inc.	9,198
		TOTAL	20,690
		Regional Banks – 1.3%
3,000		Fifth Third Bancorp	39,810
24,300		Huntington Bancshares, Inc.	164,997
39,400		KeyCorp.	341,598
7,600		PNC Financial Services Group	473,784
39,500		Wells Fargo & Co.	1,149,845
		TOTAL	2,170,034

Principal Amount or Shares			Value
		Restaurant – 0.3%
2,100	[1]	Chipotle Mexican Grill, Inc.	560,259
203		Cracker Barrel Old Country Store, Inc.	10,400
		TOTAL	570,659
		Securities Brokerage – 1.2%
13,500		Goldman Sachs Group, Inc.	2,038,635
		Semiconductor Distribution – 1.0%
23,300	[1]	Arrow Electronics, Inc.	1,062,247
18,300	[1]	Avnet, Inc.	664,656
		TOTAL	1,726,903
		Semiconductor Manufacturing – 0.5%
2,915	[1]	Cavium Networks, Inc.	137,646
456	[1]	Diodes, Inc.	15,604
1,100	[1]	Integrated Device Technology, Inc.	8,949
20,700	[1]	MEMC Electronic Materials	244,881
9,900		Texas Instruments, Inc.	351,747
		TOTAL	758,827
		Semiconductor Manufacturing Equipment – 0.1%
1,067	[1]	Brooks Automation, Inc.	13,050
1,937	[1]	GT Solar International, Inc.	21,636
1,500	[1]	Novellus Systems, Inc.	48,150
		TOTAL	82,836
		Services to Medical Professionals – 1.3%
9,800	[1]	Humana, Inc.	745,976
202	[1]	IPC The Hospitalist Co.	10,476
5,600		UnitedHealth Group, Inc.	275,688
16,000	[1]	Wellpoint, Inc.	1,228,640
		TOTAL	2,260,780
		Shoes – 0.2%
2,800		Brown Shoe Co., Inc.	35,420
1,142	[1]	Collective Brands, Inc.	23,982
2,202	[1]	CROCs, Inc.	44,282
447	[1]	DSW, Inc.	21,224
645	[1]	Deckers Outdoor Corp.	54,735
1,408	[1]	Timberland Co., Class A	63,627
701		Wolverine World Wide, Inc.	27,816
		TOTAL	271,086
		Silver Production – 0.1%
3,700	[1]	Coeur d'Alene Mines Corp.	117,327
		Soft Drinks – 0.2%
8,400		Dr. Pepper Snapple Group, Inc.	329,280
		Software Packaged/Custom – 1.3%
373	[1]	ACI Worldwide, Inc.	12,324
1,200	[1]	Adobe Systems, Inc.	40,260
800	[1]	Ansys, Inc.	44,232
756	[1]	Aspen Technology, Inc.	11,332
6,800	[1]	Autodesk, Inc.	305,864
371		Blackbaud, Inc.	10,262
2,200		Computer Sciences Corp.	112,156
690	[1]	Ebix, Inc.	15,766

Principal Amount or Shares			Value
800	[1]	F5 Networks, Inc.	81,088
863		Henry Jack & Associates, Inc.	29,316
4,000	[1]	Informatica Corp.	224,040
389		Marketaxess Holdings, Inc.	9,472
487	[1]	MicroStrategy, Inc., Class A	68,813
598	[1]	NetSuite, Inc.	20,697
12,400		Oracle Corp.	447,020
710		Quality Systems, Inc.	63,701
8,900	[1]	Red Hat, Inc.	422,483
2,347	[1]	Tibco Software, Inc.	70,387
1,300	[1]	VMware, Inc., Class A	124,059
1,375	[1]	ValueClick, Inc.	23,031
959	[1]	Websense, Inc.	24,733
		TOTAL	2,161,036
		Specialty Chemicals – 0.1%
211		Arch Chemicals, Inc.	8,159
2,800		Cabot Corp.	125,580
782	[1]	LSB Industries, Inc.	31,554
1,300	[1]	Rockwood Holdings, Inc.	73,762
		TOTAL	239,055
		Specialty Machinery – 0.1%
2,600		Gardner Denver, Inc.	224,666
304	[1]	Universal Display Corp.	16,702
		TOTAL	241,368
		Specialty Retailing – 1.4%
968		Ascena Retail Group, Inc.	30,289
2,400	[1]	Big Lots, Inc.	98,664
57,700		CVS Corp.	2,091,048
1,316	[1]	Penske Automotive Group, Inc.	29,584
1,210		Sothebys Holdings, Inc., Class A	61,129
1,069		Tractor Supply Co.	66,139
251	[1]	Vitamin Shoppe Industries, Inc.	9,794
		TOTAL	2,386,647
		Technology Hardware & Equipment – 0.0%
1,225	[1]	STEC, Inc.	25,627
		Telecommunication Equipment & Services – 2.2%
1,900	[1]	Acme Packet, Inc.	156,959
562		Adtran, Inc.	23,194
916	[1]	Anixter International, Inc.	68,828
491	[1]	Brightpoint, Inc.	4,969
165,200		Corning, Inc.	3,459,288
584	[1]	Oplink Communications, Inc.	11,563
		TOTAL	3,724,801
		Textiles Apparel & Luxury Goods – 0.1%
3,000		Coach, Inc.	179,430
		Trucking – 0.0%
1,500		Hunt (J.B.) Transportation Services, Inc.	71,520
		Undesignated Consumer Cyclicals – 0.1%
1,307	[1]	Avis Budget Group, Inc.	24,781

Principal Amount or Shares			Value
2,600	[1]	Covance, Inc.	162,760
338		Pool Corp.	10,228
		TOTAL	197,769
		Wireless Communications – 0.1%
820	[1]	InterDigital, Inc.	37,958
6,700	[1]	MetroPCS Communications, Inc.	112,761
		TOTAL	150,719
		TOTAL COMMON STOCKS (IDENTIFIED COST $93,013,643)	112,810,391
		Asset-Backed Securities – 1.0%
$375,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.088%, 1/15/2016	375,900
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.742%, 2/10/2051	275,952
29,591		CS First Boston Mortgage Securities Corp. 2002-HE4 AF, 5.510%, 8/25/2032	24,401
250,000		Ford Credit Floorplan Master Owner Trust 2011-1, Series 2011-1, 0.818%, 2/15/2016	250,177
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	109,631
150,000		Merrill Lynch Mortgage Trust 2008-C1, Series 2008-C1, 5.425%, 2/12/2051	154,324
250,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 3/12/2051	259,011
140,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	151,657
50,000	[2,3]	SMART Series 2011-1US Trust, Series 20111USA, 0.971%, 4/14/2013	50,011
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,595,515)	1,651,064
		Collateralized Mortgage Obligations – 1.2%
2,226		Bear Stearns Mortgage Securities, Inc. 1997-6 1A, 7.098%, 3/25/2031	2,279
410,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	421,704
7,555		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	8,407
15,577		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	17,694
7,487		Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	7,816
33,803		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	37,296
35,870		Federal National Mortgage Association REMIC 1993-113 SB, 9.748%, 7/25/2023	41,013
3,466		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	3,773
8,335		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	8,618
25,032		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	27,738
100,000		JP Morgan Chase Commercial Mortgage Securities 2007-C1 A4, 5.716%, 2/15/2051	109,125
196,469	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1 A1, 3.853%, 6/15/2043	204,153
675,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.324%, 4/15/2041	746,002
50,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.257%, 9/15/2047	51,997
350,000		Morgan Stanley Capital, Inc. A4, 5.880%, 6/11/2049	386,090
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,862,169)	2,073,705
		Corporate Bonds – 12.8%
		Basic Industry - Chemicals – 0.4%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	107,483
70,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	89,939
28,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	29,923
30,000		Du Pont (E.I.) de Nemours & Co., 6.000%, 07/15/2018	34,565
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, 4.000%, 12/07/2015	20,280
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,183
70,000		Praxair, Inc., 4.625%, 03/30/2015	76,611
70,000		RPM International, Inc., 6.500%, 02/15/2018	75,680
55,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	58,498

Principal Amount or Shares			Value
$75,000		Rohm & Haas Co., 6.000%, 09/15/2017	84,286
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	31,396
		TOTAL	645,844
		Basic Industry - Metals & Mining – 0.6%
50,000		Alcan, Inc., 5.000%, 06/01/2015	54,944
85,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	92,033
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	102,615
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,435
10,000		ArcelorMittal, 6.125%, 6/01/2018	10,841
100,000		ArcelorMittal, Sr. Unsecd. Note, 5.250%, 08/05/2020	100,772
150,000		BHP Finance (USA), Inc., Company Guarantee, 5.250%, 12/15/2015	168,762
130,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.950%, 4/01/2019	156,901
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	51,934
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	99,901
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	19,740
60,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	65,316
		TOTAL	939,194
		Basic Industry - Paper – 0.1%
20,000		International Paper Co., Bond, 7.300%, 11/15/2039	22,859
105,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	125,647
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	19,681
50,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	54,149
		TOTAL	222,336
		Capital Goods - Aerospace & Defense – 0.1%
50,000	[2,3]	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	54,017
40,000		Goodrich Corp., Sr. Unsecd. Note, 3.600%, 02/01/2021	37,975
10,000		L-3 Communications Corp., Sr. Unsecd. Note, 4.950%, 02/15/2021	10,262
30,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	31,782
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	20,518
		TOTAL	154,554
		Capital Goods - Building Materials – 0.1%
105,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 03/15/2020	109,462
30,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	32,329
		TOTAL	141,791
		Capital Goods - Diversified Manufacturing – 0.4%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,792
60,000		Dover Corp., Note, 5.450%, 03/15/2018	67,259
30,000		Emerson Electric Co., 4.875%, 10/15/2019	32,839
100,000		Emerson Electric Co., Unsecd. Note, 5.750%, 11/01/2011	102,751
160,000		Harsco Corp., 5.750%, 05/15/2018	176,709
80,000		Hubbell, Inc., 5.950%, 06/01/2018	90,579
60,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 08/15/2018	70,377
90,000		Roper Industries, Inc., 6.625%, 08/15/2013	100,154
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	35,000
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	16,021
45,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	48,132
		TOTAL	755,613
		Capital Goods - Environmental – 0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	92,686

Principal Amount or Shares			Value
$25,000		Waste Management, Inc., 7.375%, 03/11/2019	30,346
		TOTAL	123,032
		Capital Goods - Packaging – 0.0%
30,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/01/2040	29,702
		Communications - Media & Cable – 0.4%
200,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	231,874
20,000		Cox Communications, Inc., 7.125%, 10/01/2012	21,646
75,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	83,670
50,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 03/01/2041	52,430
100,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	108,798
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	37,268
20,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	25,366
25,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	27,846
		TOTAL	588,898
		Communications - Media Noncable – 0.1%
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	26,416
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	25,849
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	91,921
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	102,376
		TOTAL	246,562
		Communications - Telecom Wireless – 0.4%
150,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	212,727
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	110,970
100,000		Cingular Wireless LLC, Sr. Note, 6.500%, 12/15/2011	103,540
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	106,840
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/15/2017	31,559
100,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	112,381
		TOTAL	678,017
		Communications - Telecom Wirelines – 0.2%
125,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	136,488
40,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	44,849
30,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 02/16/2021	31,200
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	69,678
		TOTAL	282,215
		Consumer Cyclical - Automotive – 0.2%
100,000	[2,3]	American Honda Finance Corp., 4.625%, 04/02/2013	106,069
75,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	83,998
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	13,620
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,225
25,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.000%, 03/30/2020	26,573
80,000	[2,3]	Nissan Motor Acceptance Corp., Note, 4.500%, 01/30/2015	84,384
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	20,318
		TOTAL	355,187
		Consumer Cyclical - Entertainment – 0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., 5.350%, 10/05/2020	208,510
90,000	[2,3]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.150%, 04/30/2020	94,230
60,000		Time Warner, Inc., Company Guarantee, 6.200%, 03/15/2040	62,294
40,000		Time Warner, Inc., Company Guarantee, 6.250%, 03/29/2041	41,826

Principal Amount or Shares			Value
$10,000		Viacom, Inc., Sr. Unsecd. Note, 3.500%, 04/01/2017	10,076
		TOTAL	416,936
		Consumer Cyclical - Lodging – 0.1%
50,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 08/28/2020	50,313
100,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	107,215
		TOTAL	157,528
		Consumer Cyclical - Retailers – 0.4%
70,000		Best Buy Co., Inc., 6.750%, 07/15/2013	76,704
190,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.750%, 06/01/2017	212,943
80,000		Costco Wholesale Corp., 5.300%, 03/15/2012	83,486
30,000		Home Depot, Inc., Sr. Unsecd. Note, 5.950%, 04/01/2041	31,014
85,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	86,062
25,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	25,791
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,086
50,000		Target Corp., Note, 5.875%, 07/15/2016	58,132
20,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 04/15/2041	20,623
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 4/15/2038	44,249
		TOTAL	649,090
		Consumer Cyclical - Services – 0.0%
10,000		eBay, Inc., Sr. Unsecd. Note, 3.250%, 10/15/2020	9,297
15,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	14,850
		TOTAL	24,147
		Consumer Non-Cyclical - Food/Beverage – 0.7%
100,000	[2,3]	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	116,066
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	113,904
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	32,505
60,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	69,292
30,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.350%, 12/21/2012	30,644
90,000		General Mills, Inc., Note, 5.700%, 02/15/2017	102,147
135,000		Kellogg Co., 4.250%, 03/06/2013	141,647
40,000		Kellogg Co., Sr. Unsub., 5.125%, 12/03/2012	42,719
75,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	81,782
110,000		Kraft Foods, Inc., Note, 6.250%, 06/01/2012	116,437
90,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	102,355
75,000		PepsiCo, Inc., 4.650%, 02/15/2013	80,241
20,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	21,560
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	22,335
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	52,855
		TOTAL	1,126,489
		Consumer Non-Cyclical - Health Care – 0.2%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	46,231
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	52,496
75,000		Boston Scientific Corp., 6.000%, 01/15/2020	81,359
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 6/15/2019	24,237
40,000		Life Technologies Corp., Sr. Note, 3.375%, 03/01/2013	41,203
90,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	103,030
50,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.150%, 12/28/2012	50,988
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	10,398
		TOTAL	409,942

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Pharmaceuticals – 0.3%
$60,000		Abbott Laboratories, 5.150%, 11/30/2012	64,276
40,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	39,750
125,000		Eli Lilly & Co., Unsecd. Note, 6.570%, 01/01/2016	147,580
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	110,010
40,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.500%, 04/01/2021	40,313
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	35,155
		TOTAL	437,084
		Consumer Non-Cyclical - Products – 0.1%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,341
20,000		Hasbro, Inc., Sr. Unsecd. Note, 6.350%, 03/15/2040	20,616
75,000		Philips Electronics NV, 5.750%, 03/11/2018	85,031
80,000		Whirlpool Corp., 5.500%, 03/01/2013	85,168
		TOTAL	201,156
		Consumer Non-Cyclical — Supermarkets – 0.0%
40,000		Kroger Co., Bond, 6.900%, 04/15/2038	46,118
		Consumer Non-Cyclical — Tobacco – 0.1%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	92,313
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	33,890
		TOTAL	126,203
		Energy - Independent – 0.3%
100,000		Apache Corp., Sr. Unsecd. Note, 5.100%, 09/01/2040	96,005
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	54,814
30,000		Devon Financing Corp., Company Guarantee, 6.875%, 09/30/2011	30,772
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	33,785
150,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	160,515
15,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.000%, 03/05/2020	16,087
10,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.750%, 02/01/2021	9,466
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	90,503
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	75,994
		TOTAL	567,941
		Energy - Integrated – 0.2%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	30,279
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,362
40,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 03/11/2021	41,045
100,000		Hess Corp., Sr. Unsecd. Note, 5.600%, 02/15/2041	98,688
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	116,416
30,000		Petrobras International Finance Co., Company Guarantee, 6.750%, 01/27/2041	31,428
		TOTAL	338,218
		Energy - Oil Field Services – 0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	15,293
15,000		Nabors Industries, Inc., Company Guarantee, 9.250%, 01/15/2019	19,224
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	15,519
80,000		Weatherford International Ltd., 6.000%, 03/15/2018	88,389
		TOTAL	138,425
		Energy - Refining – 0.1%
10,000	[2,3]	Marathon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.500%, 03/01/2041	10,514
115,000		Valero Energy Corp., 7.500%, 04/15/2032	131,400
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,000

Principal Amount or Shares			Value
$35,000		Valero Energy Corp., Note, 4.750%, 04/01/2014	37,292
		TOTAL	192,206
		Financial Institution - Banking – 1.7%
20,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	20,410
60,000		Bank of America Corp., Note, 4.500%, 4/01/2015	63,199
250,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	285,198
125,000	[2,3]	Barclays Bank PLC, 5.926%, 9/29/2049	119,557
130,000	[4]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.250%, 02/01/2018	152,775
50,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	58,160
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	105,687
20,000		Citigroup, Inc., Sr. Unsecd. Note, 6.000%, 12/13/2013	21,905
155,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 03/05/2038	175,383
25,000		City National Corp., Note, 5.250%, 09/15/2020	25,298
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	41,853
150,000		Credit Suisse First Boston USA, Inc., 5.125%, 01/15/2014	163,931
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	40,894
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,335
50,000		Goldman Sachs Group, Inc., 6.000%, 05/01/2014	55,367
25,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	25,817
75,000		Goldman Sachs Group, Inc., Bond, 5.150%, 01/15/2014	81,126
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	75,930
170,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 4/01/2018	188,368
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	51,604
10,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	11,225
100,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	108,338
90,000		M & T Bank Corp., 5.375%, 05/24/2012	94,682
120,000		Morgan Stanley, Sr. Unsecd. Note, 3.800%, 04/29/2016	120,703
35,000		Morgan Stanley, Sr. Unsecd. Note, 5.950%, 12/28/2017	38,106
70,000		Morgan Stanley, Sr. Unsecd. Note, 6.000%, 04/28/2015	77,046
110,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	122,616
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,715
100,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	109,885
100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	99,591
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	21,538
20,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2016	20,298
25,000		Suntrust Capital VIII, Jr. Sub. Note, 6.100%, 12/15/2036	24,578
30,000		Wachovia Corp., 5.750%, 02/01/2018	33,330
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	73,181
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	117,356
		TOTAL	2,877,985
		Financial Institution - Brokerage – 0.5%
100,000		Blackrock, Inc., 6.250%, 09/15/2017	117,137
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	20,995
20,000	[2,3]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	21,709
45,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	49,434
120,000		Eaton Vance Corp., 6.500%, 10/02/2017	138,306
150,000	[2,3]	FMR LLC, Bond, 7.570%, 6/15/2029	170,147
20,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 05/20/2020	20,864
80,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	87,722

Principal Amount or Shares			Value
$25,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 04/15/2021	27,264
60,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	72,069
30,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.000%, 01/15/2015	30,216
55,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	67,335
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	53,324
		TOTAL	876,522
		Financial Institution - Finance Noncaptive – 0.8%
100,000		American Express Co., 4.875%, 07/15/2013	107,105
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	82,780
150,000		American Express Credit Corp., 5.875%, 05/02/2013	162,642
110,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	119,441
120,000		Capital One Capital IV, 6.745%, 02/17/2037	123,000
5,000		Capital One Capital V, 10.250%, 08/15/2039	5,431
10,000		Capital One Capital VI, 8.875%, 05/15/2040	10,638
410,000		General Electric Capital Corp., 5.625%, 05/01/2018	449,529
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	98,375
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, 5.970%, 12/21/2065	167,938
60,000	[2,3]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.000%, 01/14/2020	61,245
		TOTAL	1,388,124
		Financial Institution - Insurance - Health – 0.1%
75,000		Aetna US Healthcare, 5.750%, 06/15/2011	75,468
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	56,506
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	51,187
		TOTAL	183,161
		Financial Institution - Insurance - Life – 0.4%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	121,224
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	10,831
35,000		Aflac, Inc., Sr. Unsecd. Note, 8.500%, 05/15/2019	42,952
15,000		Lincoln National Corp., Sr. Note, 7.000%, 06/15/2040	17,574
80,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	112,042
70,000		MetLife, Inc., 6.750%, 06/01/2016	82,108
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	14,200
50,000	[2,3]	New York Life Insurance Co., Sub. Note, 6.750%, 11/15/2039	58,338
85,000	[2,3]	Pacific Life Global Fund, Sr. Secd. Note, 5.150%, 4/15/2013	90,853
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	16,219
85,000		Prudential Financial, Inc., 6.625%, 12/01/2037	96,030
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2040	53,378
		TOTAL	715,749
		Financial Institution - Insurance - P&C – 0.4%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	99,957
91,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	101,905
100,000		Allstate Corp., Unsecd. Note, 5.000%, 08/15/2014	110,372
75,000		CNA Financial Corp., 6.500%, 08/15/2016	84,117
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	34,814
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,517
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	106,157
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	82,227
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	56,122
		TOTAL	698,188

Principal Amount or Shares			Value
		Financial Institution - REITs – 0.4%
$40,000		AMB Property LP, 6.300%, 06/01/2013	43,684
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,806
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	60,687
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	20,793
20,000		Equity One, Inc., Sr. Unsecd. Note, 6.250%, 12/15/2014	21,717
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	43,083
75,000		Liberty Property LP, 6.625%, 10/01/2017	86,156
100,000		Prologis, Sr. Note, 5.500%, 04/01/2012	102,084
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	20,093
95,000		Simon Property Group LP, 6.125%, 05/30/2018	107,388
35,000		Simon Property Group LP, 6.750%, 05/15/2014	39,633
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	33,338
		TOTAL	595,462
		Sovereign – 0.2%
40,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.750%, 01/15/2016	39,736
150,000		Province of Saskatchewan Canada, Unsecd. Note, 9.125%, 02/15/2021	212,146
		TOTAL	251,882
		Technology – 0.6%
50,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2015	51,710
40,000		BMC Software, Inc., 7.250%, 06/01/2018	45,923
50,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2017	50,785
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	68,403
100,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	116,095
90,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	102,600
65,000		Harris Corp., 5.950%, 12/01/2017	73,479
110,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	124,204
100,000		IBM Corp., Deb., 8.375%, 11/01/2019	133,526
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,208
70,000		KLA-Tencor Corp., 6.900%, 05/01/2018	79,314
30,000		Maxim Integrated Products, Inc., Note, 3.450%, 06/14/2013	31,212
150,000		Oracle Corp., 6.500%, 04/15/2038	174,578
		TOTAL	1,062,037
		Transportation - Airlines – 0.1%
75,000		Southwest Airlines Co., 6.500%, 03/01/2012	78,387
70,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	73,473
		TOTAL	151,860
		Transportation - Railroads – 0.2%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	81,608
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	51,853
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	114,200
50,000		Union Pacific Corp., 4.875%, 01/15/2015	54,590
		TOTAL	302,251
		Transportation - Services – 0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	103,161
60,000		Ryder System, Inc., Sr. Unsecd. Note, 3.150%, 03/02/2015	61,226
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	28,322
		TOTAL	192,709
		Utility - Electric – 1.0%
150,000		Alabama Power Co., 5.700%, 02/15/2033	157,505

Principal Amount or Shares			Value
$70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	87,905
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	97,668
105,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	117,753
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,986
10,000		Duke Energy Ohio, Inc., 1st Mtg. Bond, 2.100%, 06/15/2013	10,232
60,000	[2,3]	Electricite De France SA, 5.500%, 1/26/2014	66,028
45,000	[2,3]	Electricite De France SA, Note, Series 144A, 5.600%, 01/27/2040	45,498
100,000		Exelon Generation Co. LLC, Note, 5.350%, 01/15/2014	108,333
100,000		FPL Group Capital, Inc., Unsecd. Note, 5.350%, 06/15/2013	107,136
4,000		FirstEnergy Corp., 6.450%, 11/15/2011	4,109
50,000		FirstEnergy Solutions Co, Company Guarantee, 4.800%, 2/15/2015	53,091
40,000		FirstEnergy Solutions Co, Company Guarantee, 6.050%, 8/15/2021	42,700
35,702	[2,3]	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	39,349
25,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 07/01/2012	27,899
40,000		National Rural Utilities Cooperative Finance Corp., 5.450%, 02/01/2018	44,636
90,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.500%, 07/01/2013	98,398
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	89,231
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	49,943
20,000		PSEG Power LLC, Company Guarantee, 2.500%, 04/15/2013	20,419
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	85,589
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	60,294
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,573
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	38,694
90,000		Union Electric Co., 6.000%, 04/01/2018	99,888
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	86,354
90,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	95,933
		TOTAL	1,751,144
		Utility - Natural Gas Distributor – 0.1%
40,000		Atmos Energy Corp., 5.125%, 01/15/2013	42,122
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,240
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,677
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	63,365
		TOTAL	141,404
		Utility - Natural Gas Pipelines – 0.3%
75,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	80,801
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	45,151
65,000		Enterprise Products LLC, Company Guarantee, Series O, 9.750%, 1/31/2014	78,234
100,000		Enterprise Products Operating LP, Company Guarantee, 5.900%, 04/15/2013	108,452
80,000		Kinder Morgan Energy Partners LP, Note, 6.550%, 09/15/2040	86,354
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	98,508
40,000		Williams Partners LP, 5.250%, 03/15/2020	42,643
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	29,265
		TOTAL	569,408
		TOTAL CORPORATE BONDS (IDENTIFIED COST $20,028,273)	21,752,314
		FOREIGN Government/Agency – 0.1%
		Sovereign – 0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $78,843)	86,887

Principal Amount or Shares			Value
		GOVERNMENT AGENCY – 1.7%
$2,750,000		Federal National Mortgage Association, 4.375%, 3/15/2013 (IDENTIFIED COST $2,796,363)	2,940,043
		Mortgage-Backed Securities – 0.0%
		Federal National Mortgage Association – 0.0%
5,630		Federal National Mortgage Association Pool 408761, 7.000%, 12/1/2012	5,849
5,028		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	5,410
7,769		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	8,580
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,023)	19,839
		MUNICIPAL SECURITY – 0.1%
		Municipal Services – 0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	71,707
		U.S. Treasury – 0.7%
1,000,000		United States Treasury Note, 1.375%, 1/15/2013	1,015,215
150,000	[5]	United States Treasury Note, 4.125%, 5/15/2015	165,354
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,154,315)	1,180,569
		EXCHANGE-TRADED FUNDS – 4.8%
55,500		iShares MSCI Emerging Market Index Fund	2,775,000
84,000		iShares MSCI EAFE Index Fund	5,330,640
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,462,792)	8,105,640
		MUTUAL FUNDS – 11.8%[6]
42,579		Emerging Markets Fixed Income Core Fund	1,196,014
759,326		Federated Mortgage Core Portfolio	7,654,004
6,268,209	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18%	6,268,209
79,490		Federated Project and Trade Finance Core Fund	790,930
630,311		High Yield Bond Portfolio	4,210,476
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $19,018,607)	20,119,633
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $144,099,543)[8]	170,811,792
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[9]	(771,282)
		TOTAL NET ASSETS — 100%	$170,040,510

At April 30, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] United States Treasury Bond 30-Year Long Futures	19	$2,325,125	June 2011	$89,763
[1] United States Treasury Note 2-Year Short Futures	100	$21,912,500	June 2011	$(133,029)
[1] United States Treasury Note 5-Year Short Futures	5	$592,344	June 2011	$(9,129)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(52,395)

At April 30, 2011, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Banc of America Securities LLC
Reference Entity	Series 15 Investment Grade Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	1.00%
Expiration Date	12/20/2015
Implied Credit Spread at 4/30/2011[10]	0.89%
Notional Amount	$5,000,000
Market Value	$(54,871)
Upfront Premiums Paid	$(31,216)
Unrealized Depreciation	$(23,655)

Net Unrealized Depreciation on Futures Contracts and Swap Contract are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2011, these restricted securities amounted to $2,787,316, which represented 1.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2011, these liquid restricted securities amounted to $2,578,806, which represented 1.5% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at April 30, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	3/24/2010	$200,000	$208,510
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
7	7-Day net yield.
8	At April 30, 2011, the cost of investments for federal tax purposes was $144,094,977. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $26,716,815. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,429,294 and net unrealized depreciation from investments for those securities having an excess of cost over value of $712,479.
9	Assets, other than investments in securities, less liabilities.
10	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[2]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$102,451,712	$ —	$ —	$102,451,712
International	10,358,679	—	—	10,358,679
Debt Securities:
Asset-Backed Securities	—	1,651,064	—	1,651,064
Collateralized Mortgage Obligations	—	2,073,705	—	2,073,705
Corporate Bonds	—	21,752,314	—	21,752,314
Government/Agency	—	86,887	—	86,887
Government Agency	—	2,940,043	—	2,940,043
Mortgage-Backed Securities	—	19,839	—	19,839
Municipal Security	—	71,707	—	71,707
U.S. Treasury	—	1,180,569	—	1,180,569
Exchange-Traded Funds	8,105,640	—	—	8,105,640
Mutual Funds	19,328,703	790,930[1]	—	20,119,633
TOTAL SECURITIES	$140,244,734	$30,567,058	$ —	$170,811,792
OTHER FINANCIAL INSTRUMENTS[3]	$(52,395)	$(54,871)	$ —	$(107,266)
1	Includes $790,930 of securities transferred from Level 1 to Level 2 because the adviser determined that these securities more appropriately meet the definition of Level 2.
2	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
3	Other financial instruments include futures contracts and a swap contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Collateralized Mortgage Obligations
Balance as of August 1, 2010	$750,000
Change in unrealized appreciation/depreciation	$155,313
Realized gain (loss)	$20,156
Net purchases (sales)	$(925,469)
Balance as of April 30, 2011	$ —
The total change in unrealized appreciation (depreciation) attributable to investments still held at April 30, 2011	$ —

The following acronyms are used throughout this portfolio:

GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)
REMIC	— Real Estate Mortgage Investment Conduit

Federated MDT Large Cap Growth Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.8%
		Auto Components – 0.4%
4,859	[1]	TRW Automotive Holdings Corp.	277,254
		Auto Original Equipment Manufacturers – 0.3%
7,618	[1]	LKQ Corp.	192,126
		Auto Part Replacement – 0.4%
4,215	[1]	WABCO Holdings, Inc.	311,278
		Beverages – 0.1%
1,414		Brown-Forman Corp., Class B	101,610
		Biotechnology – 0.5%
3,328	[1]	Waters Corp.	326,144
		Cable & Wireless Television – 0.5%
7,049		Scripps Networks Interactive	362,460
		Commodity Chemicals – 3.6%
5,903		Celanese Corp.	294,678
39,057		Du Pont (E.I.) de Nemours & Co.	2,218,047
		TOTAL	2,512,725
		Communications Equipment – 1.4%
18,017		Harris Corp.	957,243
		Computer Peripherals – 3.1%
76,979	[1]	EMC Corp.	2,181,585
		Computers - High End – 4.7%
19,250		IBM Corp.	3,283,665
		Computers - Low End – 0.4%
17,638	[1]	Dell, Inc.	273,565
		Computers - Midrange – 3.9%
66,235		Hewlett-Packard Co.	2,673,907
		Construction Machinery – 0.3%
1,958		Joy Global, Inc.	197,660
		Cosmetics & Toiletries – 1.1%
5,560		Estee Lauder Cos., Inc., Class A	539,320
3,874		International Flavors & Fragrances, Inc.	246,076
		TOTAL	785,396
		Crude Oil & Gas Production – 1.1%
11,267	[1]	Continental Resources, Inc.	773,818
		Defense Electronics – 0.5%
5,679		Rockwell Collins	358,345
		Electrical Equipment – 0.4%
6,219		AMETEK, Inc.	286,323
		Electronic Equipment Instruments & Components – 2.4%
32,695	[1]	Agilent Technologies, Inc.	1,631,807
		Electronic Instruments – 0.7%
10,403	[1]	Trimble Navigation Ltd.	487,276
		Ethical Drugs – 0.2%
2,214		Abbott Laboratories	115,217
		Financial Services – 5.0%
5,842		FactSet Research Systems	639,173
6,111	[1]	InterContinentalExchange, Inc.	735,459
1

Shares			Value
27,129		Visa, Inc., Class A	2,119,318
		TOTAL	3,493,950
		Furniture – 0.4%
4,631	[1]	Tempur-Pedic International, Inc.	290,734
		Generic Drugs – 1.6%
12,381		Perrigo Co.	1,118,747
		Home Products – 0.2%
1,992		Tupperware Brands Corp.	126,831
		Hotels – 2.7%
23,082		Starwood Hotels & Resorts Worldwide, Inc.	1,374,994
14,039		Wyndham Worldwide Corp.	485,890
		TOTAL	1,860,884
		Industrial Machinery – 1.3%
9,652		Dover Corp.	656,722
4,505		Graco, Inc.	225,385
		TOTAL	882,107
		Insurance Brokerage – 0.5%
11,245		Marsh & McLennan Cos., Inc.	340,499
		Internet Services – 6.8%
9,717	[1]	NetFlix, Inc.	2,260,854
4,467	[1]	Priceline.com, Inc.	2,443,494
		TOTAL	4,704,348
		Life Sciences Tools & Services – 1.7%
16,357	[1]	Illumina, Inc.	1,161,020
		Machinery – 3.0%
17,797		Caterpillar, Inc.	2,053,952
		Medical Supplies – 2.2%
7,434		AmerisourceBergen Corp.	302,118
3,640		Bard (C.R.), Inc.	388,570
10,044		McKesson HBOC, Inc.	833,752
		TOTAL	1,524,440
		Medical Technology – 0.6%
834	[1]	Edwards Lifesciences Corp.	72,016
4,126	[1]	IDEXX Laboratories, Inc.	335,980
		TOTAL	407,996
		Miscellaneous Communications – 0.4%
5,731	[1]	Gartner Group, Inc., Class A	245,917
		Miscellaneous Components – 2.1%
25,714		Amphenol Corp., Class A	1,437,670
		Miscellaneous Machinery – 4.5%
25,703		Illinois Tool Works, Inc.	1,501,312
6,286		Parker-Hannifin Corp.	592,896
11,646		Rockwell Automation, Inc.	1,014,716
		TOTAL	3,108,924
		Multi-Industry Capital Goods – 2.1%
16,680		Honeywell International, Inc.	1,021,316
5,001		United Technologies Corp.	447,990
		TOTAL	1,469,306
		Multi-Industry Transportation – 4.1%
38,157		United Parcel Service, Inc.	2,860,630
2

Shares			Value
		Mutual Fund Adviser – 0.2%
4,018		Waddell & Reed Financial, Inc., Class A	164,778
		Oil Well Supply – 3.1%
7,777	[1]	Cameron International Corp.	410,004
19,291		Schlumberger Ltd.	1,731,367
		TOTAL	2,141,371
		Pollution Control – 4.0%
50,048		Danaher Corp.	2,764,651
		Restaurant – 1.2%
3,183	[1]	Chipotle Mexican Grill, Inc.	849,193
		Securities Brokerage – 0.4%
11,514	[1]	TD Ameritrade Holding Corp.	248,012
		Software Packaged/Custom – 12.4%
25,437	[1]	Adobe Systems, Inc.	853,411
6,706	[1]	Ansys, Inc.	370,775
11,160	[1]	Autodesk, Inc.	501,977
1,754	[1]	F5 Networks, Inc.	177,785
12,263	[1]	Informatica Corp.	686,851
14,870	[1]	Intuit, Inc.	826,177
86,467		Oracle Corp.	3,117,135
20,698	[1]	Red Hat, Inc.	982,534
11,213	[1]	VMware, Inc., Class A	1,070,057
		TOTAL	8,586,702
		Specialty Machinery – 0.7%
5,252		Gardner Denver, Inc.	453,825
		Specialty Retailing – 1.2%
21,088		Limited Brands, Inc.	867,982
		Textiles Apparel & Luxury Goods – 1.9%
21,842		Coach, Inc.	1,306,370
		Tobacco – 6.6%
13,547		Lorillard, Inc.	1,442,756
45,555		Philip Morris International, Inc.	3,163,339
		TOTAL	4,606,095
		Trucking – 0.4%
6,373		Hunt (J.B.) Transportation Services, Inc.	303,865
		Undesignated Consumer Cyclicals – 1.0%
7,472		Herbalife Ltd.	670,836
		Wireless Telecommunication Services – 0.5%
19,023	[1]	MetroPCS Communications, Inc.	320,157
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,335,356)	68,461,196
		MUTUAL FUND – 1.7%
1,212,648	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,212,648
		TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $53,548,004)[4]	69,673,844
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[5]	(366,314)
		TOTAL NET ASSETS — 100%	$69,307,530

3

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At April 30, 2011, the cost of investments for federal tax purposes was $53,548,004. The net unrealized appreciation of investments for federal tax purposes was $16,125,840. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,191,422 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,582.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

4

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

5

Federated MDT Small Cap Core Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 97.4%
		Agricultural Machinery – 0.5%
925		Lindsay Manufacturing Co.	67,821
		Airline - National – 1.1%
2,116	[1]	Atlas Air Worldwide Holdings, Inc.	145,814
		Airline - Regional – 0.2%
1,773		SkyWest, Inc.	29,308
		Aluminum – 1.2%
6,464	[1]	Century Aluminum Co.	129,151
1,374	[1]	Noranda Aluminum, Inc.	23,344
		TOTAL	152,495
		Apparel – 1.0%
963		Oxford Industries, Inc.	33,079
767	[1]	Under Armour, Inc., Class A	52,509
1,566	[1]	Zumiez, Inc.	44,020
		TOTAL	129,608
		Auto Original Equipment Manufacturers – 1.5%
9,021	[1]	Dana Holding Corp.	163,912
1,248		Superior Industries International, Inc.	31,537
		TOTAL	195,449
		Auto Part Replacement – 0.4%
3,825		Standard Motor Products, Inc.	54,506
		Auto Rentals – 1.7%
288	[1]	AMERCO	29,295
6,555	[1]	United Rentals, Inc.	192,848
		TOTAL	222,143
		Biotechnology – 1.7%
1,146	[1]	Air Methods Corp.	77,492
17	[1]	Momenta Pharmaceuticals, Inc.	321
7,166	[1]	ViroPharma, Inc.	138,232
		TOTAL	216,045
		Building Materials – 0.2%
626	[1]	Trex Co., Inc.	20,082
		Business Services – 0.3%
317	[1]	OpenTable, Inc.	35,279
		Cable TV – 0.1%
233	[1]	DTS, Inc.	10,266
		Carpets – 0.1%
848		Interface, Inc.	15,807
		Clothing Stores – 1.1%
2,862		Mens Wearhouse, Inc.	79,821
413	[1]	Shoe Carnival, Inc.	12,088
5,060	[1]	Stein Mart, Inc.	55,053
		TOTAL	146,962
		Commodity Chemicals – 1.0%
2,818	[1]	Georgia Gulf Corp.	110,973
72		Newmarket Corp.	13,271
		TOTAL	124,244
1

Shares			Value
		Computer Peripherals – 0.7%
1,384	[1]	3D Systems Corp.	57,740
1,865		Silicon Graphics, Inc.	34,279
		TOTAL	92,019
		Computer Services – 2.2%
1,119	[1]	Manhattan Associates, Inc.	40,452
6,736	[1]	Riverbed Technology, Inc.	236,703
		TOTAL	277,155
		Cosmetics & Toiletries – 2.1%
1,652	[1]	Revlon, Inc.	28,447
4,558	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	242,440
		TOTAL	270,887
		Crude Oil & Gas Production – 2.2%
5,625	[1]	CVR Energy, Inc.	125,044
573	[1]	Clayton Williams Energy, Inc.	51,897
854	[1]	Energy Partners Ltd.	15,551
2,157	[1]	Goodrich Petroleum Corp.	48,468
570	[1]	Gulfport Energy Corp.	19,403
512	[1]	Stone Energy Corp.	18,104
		TOTAL	278,467
		Defense Aerospace – 0.1%
303		Ducommun, Inc.	6,893
		Department Stores – 2.1%
5,649		Dillards, Inc., Class A	271,265
		Diversified Financial Services – 0.8%
9,961	[1]	American Capital Ltd.	102,299
		Electric & Electronic Original Equipment Manufacturers – 0.4%
613	[1]	Altra Holdings, Inc.	15,564
805	[1]	Rogers Corp.	33,424
		TOTAL	48,988
		Electric Utility – 3.1%
565		Avista Corp.	13,758
3,798		El Paso Electric Co.	117,662
1,285		Portland General Electric Co.	32,073
6,367		UniSource Energy Corp.	236,407
		TOTAL	399,900
		Electrical Equipment – 0.7%
443		Encore Wire Corp.	12,364
1,150	[1]	Littelfuse, Inc.	71,542
		TOTAL	83,906
		Electronic Instruments – 0.9%
2,633	[1]	FEI Co.	85,467
851	[1]	iRobot Corp.	30,143
		TOTAL	115,610
		Electronic Test/Measuring Equipment – 0.1%
537	[1]	Measurement Specialties, Inc.	18,677
		Energy Equipment & Services – 0.4%
4,416	[1]	Ion Geophysical Corp.	55,818
		Ethical Drugs – 0.6%
1,801	[1]	Salix Pharmaceuticals Ltd.	70,761
		Financial Services – 4.1%
483	[1]	America's Car-Mart, Inc.	11,824
2

Shares			Value
5,297		Apollo Investment Corp.	62,770
1,529		Lakeland Financial Corp.	33,500
2,723		Nelnet, Inc., Class A	62,711
6,577	[1]	Verifone Systems, Inc.	360,551
		TOTAL	531,356
		Furniture – 2.5%
5,141	[1]	Tempur-Pedic International, Inc.	322,752
		Generic Drugs – 1.2%
4,798	[1]	Jazz Pharmaceuticals, Inc.	153,104
		Greeting Cards – 1.1%
5,629		American Greetings Corp., Class A	138,473
		Health Care Providers & Services – 0.2%
277	[1]	Catalyst Health Solutions, Inc.	16,498
172		Chemed Corp.	11,976
		TOTAL	28,474
		Industrial Machinery – 2.5%
719	[1]	Chart Industries, Inc.	34,951
4,504	[1]	Polypore International, Inc.	278,212
388		Twin Disc, Inc.	13,219
		TOTAL	326,382
		Insurance Brokerage – 0.1%
720	[1]	Texas Capital Bancshares, Inc.	18,576
		Internet Services – 1.0%
538		Keynote Systems, Inc.	11,481
1,387	[1]	Travelzoo, Inc.	113,595
		TOTAL	125,076
		Life Insurance – 3.7%
6,162		American Equity Investment Life Holding Co.	79,243
11,490		Delphi Financial Group, Inc., Class A	367,106
1,041		Primerica, Inc.	24,068
		TOTAL	470,417
		Long-Term Care Centers – 0.2%
476		National Healthcare Corp.	22,115
		Machined Parts Original Equipment Manufacturers – 0.8%
3,531		Titan International, Inc.	109,073
		Mail Order – 0.4%
3,761	[1]	Systemax, Inc.	48,705
		Major Steel Producer – 0.1%
776	[1]	Metals USA, Inc.	13,192
		Medical Supplies – 0.4%
1,189	[1]	Medidata Solutions, Inc.	30,522
373	[1]	Sirona Dental Systems, Inc.	21,287
		TOTAL	51,809
		Medical Technology – 0.5%
936	[1]	Abiomed, Inc.	16,268
630	[1]	Bruker BioSciences Corp.	12,436
1,097	[1]	Masimo Corp.	38,165
		TOTAL	66,869
		Metals & Mining – 0.2%
1,582	[1]	Horsehead Holding Corp.	24,948
3

Shares			Value
		Miscellaneous Components – 0.7%
3,049	[1]	MKS Instruments, Inc.	86,531
		Miscellaneous Food Products – 0.3%
1,078		Fresh Del Monte Produce, Inc.	29,225
156		The Anderson's, Inc.	7,745
		TOTAL	36,970
		Miscellaneous Machinery – 2.3%
1,056	[1]	Colfax Corp.	23,074
4,769		Nordson Corp.	271,690
		TOTAL	294,764
		Miscellaneous Metals – 0.2%
587		Haynes International, Inc.	31,721
		Money Center Bank – 0.6%
4,559		International Bancshares Corp.	80,330
		Multi-Industry Capital Goods – 0.6%
1,773	[1]	Ceradyne, Inc.	83,083
		Multi-Line Insurance – 2.4%
18,937	[1]	CNO Financial Group, Inc.	152,632
624		EMC Insurance Group, Inc.	13,609
3,456		FBL Financial Group, Inc., Class A	105,408
518	[1]	FPIC Insurance Group, Inc.	19,125
330		Infinity Property & Casualty	19,503
		TOTAL	310,277
		Offshore Driller – 2.7%
7,508	[1]	Bristow Group, Inc.	348,371
		Oil Refiner – 0.8%
939		Delek US Holdings, Inc.	12,611
5,316	[1]	Western Refining, Inc.	90,159
		TOTAL	102,770
		Oil Service, Explore & Drill – 0.5%
2,027	[1]	Basic Energy Services, Inc.	62,310
		Oil Well Supply – 3.0%
420		Carbo Ceramics, Inc.	67,595
12,009		RPC, Inc.	324,843
		TOTAL	392,438
		Optical Reading Equipment – 0.2%
774	[1]	ScanSource, Inc.	27,686
		Other Communications Equipment – 0.2%
866	[1]	Skyworks Solutions, Inc.	27,244
		Packaged Foods – 0.4%
2,549		B&G Foods, Inc., Class A	46,086
		Paper Products – 1.7%
6,935	[1]	Boise, Inc.	68,101
3,392		Buckeye Technologies, Inc.	95,519
406	[1]	Kadant, Inc.	12,525
2,139	[1]	Kapstone Paper and Packaging Corp.	37,176
		TOTAL	213,321
		Personal Loans – 0.3%
1,371	[1]	Ezcorp, Inc., Class A	43,173
		Personnel Agency – 0.2%
2,268		SFN Group, Inc.	23,882
4

Shares			Value
		Photo - Optical Component - Equipment – 2.1%
3,981	[1]	IPG Photonics Corp.	276,520
		Printed Circuit Boards – 2.6%
15,344	[1]	Benchmark Electronics, Inc.	259,314
1,793	[1]	Multi-Fineline Electronix, Inc.	47,748
1,863	[1]	Sanmina-SCI Corp.	21,834
		TOTAL	328,896
		Printing – 0.0%
96	[1]	Consolidated Graphics, Inc.	5,390
		Property Liability Insurance – 3.8%
1,996	[1]	American Safety Insurance Holdings, Ltd.	40,639
7,137		Horace Mann Educators Corp.	127,609
8,819		Meadowbrook Insurance Group, Inc.	90,307
1,829		National Interstate Corp.	41,134
1,114	[1]	ProAssurance Corp.	73,970
413		RLI Corp.	24,466
5,438		Selective Insurance Group, Inc.	95,926
		TOTAL	494,051
		Recreational Vehicles – 2.5%
3,102		Polaris Industries, Inc., Class A	327,044
		Regional Banks – 1.8%
398		Alliance Financial Corp.	12,831
3,933		Cathay Bancorp, Inc.	67,058
1,100		First Community Bancshares, Inc.	16,346
637		Great Southern Bancorp, Inc.	13,186
883	[1]	Pinnacle Financial Partners, Inc.	14,190
1,527		Renasant Corp.	25,623
452		Republic Bancorp, Inc.	9,845
841	[1]	SVB Financial Group	50,830
646		The First of Long Island Corp.	17,474
		TOTAL	227,383
		Restaurant – 1.3%
66	[1]	Biglari Holdings, Inc.	28,858
1,054		Bob Evans Farms, Inc.	33,053
1,024	[1]	Red Robin Gourmet Burgers	27,843
7,122	[1]	Ruby Tuesday, Inc.	74,852
		TOTAL	164,606
		Savings & Loan – 1.7%
670		Astoria Financial Corp.	9,695
5,124		Flushing Financial Corp.	75,425
865		OceanFirst Financial Corp.	12,542
5,509		Webster Financial Corp. Waterbury	118,554
		TOTAL	216,216
		Semiconductor Manufacturing – 1.5%
1,496	[1]	Plexus Corp.	54,589
9,949	[1]	Triquint Semiconductor, Inc.	136,998
		TOTAL	191,587
		Semiconductor Manufacturing Equipment – 1.3%
2,346	[1]	Brooks Automation, Inc.	28,692
2,271	[1]	Entegris, Inc.	19,599
5,648	[1]	GT Solar International, Inc.	63,088
2,118	[1]	Kulicke & Soffa Industries	19,189
5

Shares			Value
3,042	[1]	Photronics, Inc.	26,557
482	[1]	Ultratech, Inc.	15,091
		TOTAL	172,216
		Shoes – 1.3%
3,773	[1]	Timberland Co., Class A	170,502
		Software Packaged/Custom – 1.3%
2,461	[1]	Aspen Technology, Inc.	36,890
994	[1]	Avid Technology, Inc.	18,469
1,765	[1]	Calix Networks, Inc.	38,583
615		OPNET Technologies, Inc.	24,083
1,821	[1]	Tibco Software, Inc.	54,612
		TOTAL	172,637
		Specialty Chemicals – 4.9%
1,034		Innophos Holdings, Inc.	47,916
1,693	[1]	Kraton Performance Polymers, Inc.	78,149
1,710	[1]	LSB Industries, Inc.	68,998
7,238	[1]	Rockwood Holdings, Inc.	410,684
587	[1]	TPC Group, Inc.	23,151
		TOTAL	628,898
		Specialty Machinery – 0.2%
556		Cascade Corp.	25,465
		Specialty Retailing – 0.4%
1,804		Finish Line, Inc., Class A	38,768
743		Stage Stores, Inc.	14,310
		TOTAL	53,078
		Telecommunication Equipment & Services – 2.1%
2,616	[1]	Anixter International, Inc.	196,566
1,864	[1]	Brightpoint, Inc.	18,864
2,609	[1]	Oplink Communications, Inc.	51,658
		TOTAL	267,088
		Toys & Games – 0.9%
5,368	[1]	JAKKS Pacific, Inc.	112,943
		Undesignated Health – 2.0%
6,149	[1]	Healthspring, Inc.	255,122
		Wireless Communications – 1.1%
2,943	[1]	InterDigital, Inc.	136,231
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,216,170)	12,546,625
		MUTUAL FUND – 0.1%
7,624	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	7,624
		TOTAL INVESTMENTS — 97.5% (IDENTIFIED COST $9,223,794)[4]	12,554,249
		OTHER ASSETS AND LIABILITIES - NET — 2.5%[5]	325,135
		TOTAL NET ASSETS — 100%	$12,879,384

6

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	At April 30, 2011, the cost of investments for federal tax purposes was $9,223,794. The net unrealized appreciation of investments for federal tax purposes was $3,330,455. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,375,620 and net unrealized depreciation from investments for those securities having an excess of cost over value of $45,165.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

7

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.

8

Federated MDT Small Cap Growth Fund

Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 97.8%
		Agricultural Machinery – 0.9%
8,234		Lindsay Manufacturing Co.	603,717
		Apparel – 3.3%
34,693	[1]	Ann, Inc.	1,082,768
23,053	[1]	Express, Inc.	497,714
8,716	[1]	Maidenform Brands, Inc.	275,949
4,132		Oxford Industries, Inc.	141,934
6,871	[1]	Zumiez, Inc.	193,144
		TOTAL	2,191,509
		Auto Original Equipment Manufacturers – 1.6%
4,304		Sun Hydraulics Corp.	200,093
18,379	[1]	Tenneco Automotive, Inc.	849,294
		TOTAL	1,049,387
		Auto Rentals – 0.8%
17,380	[1]	United Rentals, Inc.	511,320
		Biotechnology – 1.2%
3,120	[1]	Acorda Therapeutics, Inc.	87,485
7,322	[1]	Air Methods Corp.	495,114
10,601	[1]	Alnylam Pharmaceuticals, Inc.	108,766
8,328	[1]	Medicines Co.	130,749
		TOTAL	822,114
		Building Materials – 0.4%
9,273	[1]	Trex Co., Inc.	297,478
		Cable TV – 0.3%
3,833	[1]	DTS, Inc.	168,882
		Carpets – 0.5%
17,655		Interface, Inc.	329,089
		Clothing Stores – 1.2%
2,634		Buckle, Inc.	119,821
7,182		Cato Corp., Class A	183,213
3,009	[1]	Children's Place Retail Stores, Inc.	159,988
5,892	[1]	Jos A. Bank Clothiers, Inc.	308,859
		TOTAL	771,881
		Commodity Chemicals – 0.4%
1,618		Newmarket Corp.	298,230
		Computer Peripherals – 2.8%
4,966	[1]	3D Systems Corp.	207,181
24,321	[1]	Fortinet, Inc.	1,184,433
22,890	[1]	STEC, Inc.	478,859
		TOTAL	1,870,473
		Computer Services – 3.0%
9,899	[1]	Manhattan Associates, Inc.	357,849
25,962	[1]	Riverbed Technology, Inc.	912,304
25,313	[1]	Unisys Corp.	751,290
		TOTAL	2,021,443
		Construction Machinery – 0.5%
3,467		NACCO Industries, Inc., Class A	364,832
1

Shares			Value
		Cosmetics & Toiletries – 1.5%
16,427	[1]	Revlon, Inc.	282,873
36,734	[1]	Sally Beauty Holdings, Inc.	543,296
3,963	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	210,792
		TOTAL	1,036,961
		Crude Oil & Gas Production – 2.0%
6,587	[1]	Clayton Williams Energy, Inc.	596,585
16,809	[1]	Rosetta Resources, Inc.	772,037
		TOTAL	1,368,622
		Defense Aerospace – 0.3%
4,574		Heico Corp.	220,272
		Diversified Leisure – 0.1%
1,274	[1]	Coinstar, Inc.	68,771
		Electric & Electronic Original Equipment Manufacturers – 0.8%
9,979		Cubic Corp.	539,664
		Electrical Equipment – 2.7%
3,247		American Science & Engineering, Inc.	286,061
7,536		Belden, Inc.	286,594
10,338	[1]	Littelfuse, Inc.	643,127
13,944	[1]	Rofin-Sinar Technologies, Inc.	603,914
		TOTAL	1,819,696
		Electronic Instruments – 0.6%
2,643		Computer Programs & Systems, Inc.	155,382
6,190	[1]	iRobot Corp.	219,250
		TOTAL	374,632
		Electronic Test/Measuring Equipment – 1.2%
6,434		MTS Systems Corp.	284,833
7,866	[1]	Mistras Group, Inc.	144,105
5,945	[1]	Multi-Fineline Electronix, Inc.	158,315
2,153	[1]	OYO Geospace Corp.	200,832
		TOTAL	788,085
		Financial Services – 2.4%
17,509	[1]	Dollar Financial Corp.	402,532
21,667	[1]	Verifone Systems, Inc.	1,187,785
		TOTAL	1,590,317
		Furniture – 2.2%
9,990	[1]	Select Comfort Corp.	158,541
20,696	[1]	Tempur-Pedic International, Inc.	1,299,295
		TOTAL	1,457,836
		Generic Drugs – 0.6%
13,045	[1]	Jazz Pharmaceuticals, Inc.	416,266
		Grocery Chain – 0.3%
5,326		Casey's General Stores, Inc.	207,874
		Health Care Providers & Services – 0.7%
6,407		Chemed Corp.	446,119
		Home Health Care – 0.5%
4,955	[1]	Amerigroup Corp.	338,426
		Home Products – 1.8%
19,184		Tupperware Brands Corp.	1,221,445
		Hospitals – 0.3%
7,770		Ensign Group, Inc.	214,918
2

Shares			Value
		Household Appliances – 0.5%
3,517	[1]	Middleby Corp.	315,369
		Industrial Machinery – 3.2%
33,497		Actuant Corp.	929,877
20,044	[1]	Polypore International, Inc.	1,238,118
		TOTAL	2,167,995
		International Bank – 1.6%
18,023	[1]	Signature Bank	1,049,119
		Internet Services – 1.5%
11,149	[1]	Ancestry.com, Inc.	509,509
5,743	[1]	Travelzoo, Inc.	470,352
		TOTAL	979,861
		Leasing – 1.0%
18,085		Textainer Group Holdings Ltd.	641,294
		Machined Parts Original Equipment Manufacturers – 0.3%
6,185		Applied Industrial Technologies, Inc.	218,083
		Mail Order – 0.4%
8,215	[1]	HSN, Inc.	272,574
		Medical Supplies – 2.1%
3,558	[1]	Medidata Solutions, Inc.	91,334
22,780	[1]	Sirona Dental Systems, Inc.	1,300,054
		TOTAL	1,391,388
		Medical Technology – 1.5%
14,674	[1]	Bruker BioSciences Corp.	289,665
11,645	[1]	Cepheid, Inc.	376,250
6,793	[1]	Integra Lifesciences Corp.	355,342
		TOTAL	1,021,257
		Metal Fabrication – 1.1%
33,538		Worthington Industries, Inc.	723,415
		Miscellaneous Components – 0.5%
7,851	[1]	Amkor Technology, Inc.	52,602
3,636	[1]	Applied Micro Circuits Corp.	38,105
4,118	[1]	STR Holdings, Inc.	67,824
7,540	[1]	TriMas Corp.	175,003
		TOTAL	333,534
		Miscellaneous Food Products – 0.7%
24,699		B&G Foods, Inc., Class A	446,558
		Miscellaneous Machinery – 2.0%
6,914	[1]	Colfax Corp.	151,071
20,708		Nordson Corp.	1,179,735
		TOTAL	1,330,806
		Miscellaneous Metals – 0.1%
1,298	[1]	Materion Corp.	54,204
		Multi-Industry Basic – 0.3%
8,788		Olin Corp.	226,203
		Multi-Industry Capital Goods – 0.3%
3,121		Raven Industries, Inc.	169,658
		Multi-Industry Transportation – 0.3%
5,231		Brinks Co. (The)	172,675
		Mutual Fund Adviser – 0.3%
290		Artio Global Investors, Inc.	4,765
3

Shares			Value
7,058		Cohen & Steers, Inc.	222,044
		TOTAL	226,809
		Nickel – 1.1%
33,858	[1]	Globe Specialty Metals, Inc.	762,144
		Office Furniture – 1.2%
2,513		HNI Corp.	69,158
23,535		Knoll, Inc.	461,992
11,589		Miller Herman, Inc.	301,546
		TOTAL	832,696
		Oil Well Supply – 2.2%
3,030		Lufkin Industries, Inc.	279,760
45,328		RPC, Inc.	1,226,122
		TOTAL	1,505,882
		Personal Loans – 1.5%
5,184	[1]	Credit Acceptance Corp.	419,386
8,360	[1]	World Acceptance Corp.	568,062
		TOTAL	987,448
		Personnel Agency – 0.3%
9,505	[1]	Dice Holdings, Inc.	174,227
		Photo-Optical Component-Equipment – 2.8%
15,462		Cognex Corp.	483,651
5,137	[1]	Coherent, Inc.	321,114
14,982	[1]	IPG Photonics Corp.	1,040,650
		TOTAL	1,845,415
		Photography – 0.1%
21,372	[1]	Eastman Kodak Co.	59,414
		Plastic – 0.1%
2,546		Polyone Corp.	36,866
		Printing – 0.3%
3,846	[1]	Consolidated Graphics, Inc.	215,953
		Recreational Goods – 0.2%
6,918		Sturm Ruger & Co., Inc.	164,510
		Recreational Vehicles – 0.7%
4,929		Brunswick Corp.	115,191
2,020		Polaris Industries, Inc., Class A	212,969
10,169	[1]	Winnebago Industries, Inc.	125,892
		TOTAL	454,052
		Restaurant – 0.3%
4,597		Cracker Barrel Old Country Store, Inc.	235,504
		Semiconductor Manufacturing – 1.7%
14,894	[1]	Cavium Networks, Inc.	703,295
8,695	[1]	Diodes, Inc.	297,543
20,151	[1]	Integrated Device Technology, Inc.	163,928
		TOTAL	1,164,766
		Semiconductor Manufacturing Equipment – 0.9%
18,799	[1]	Brooks Automation, Inc.	229,912
34,401	[1]	GT Solar International, Inc.	384,259
		TOTAL	614,171
		Services to Medical Professionals – 0.4%
3,528	[1]	IPC The Hospitalist Co., Inc.	182,962
4

Shares			Value
4,856	[1]	PharMerica Corp.	63,905
		TOTAL	246,867
		Shoes – 6.8%
20,832	[1]	Collective Brands, Inc.	437,472
42,221	[1]	CROCs, Inc.	849,064
9,611	[1]	DSW, Inc., Class A	456,330
13,125	[1]	Deckers Outdoor Corp.	1,113,787
24,919	[1]	Timberland Co., Class A	1,126,090
13,682		Wolverine World Wide, Inc.	542,902
		TOTAL	4,525,645
		Software Packaged/Custom – 6.5%
5,567	[1]	ACI Worldwide, Inc.	183,934
11,235	[1]	Aspen Technology, Inc.	168,413
5,217		Blackbaud, Inc.	144,302
11,335	[1]	Ebix, Inc.	259,005
15,460		Henry Jack & Associates, Inc.	525,176
6,464		Marketaxess Holdings, Inc.	157,398
1,327	[1]	MicroStrategy, Inc., Class A	187,505
11,531	[1]	NetSuite, Inc.	399,088
1,950		Quality Systems, Inc.	174,954
41,229	[1]	Tibco Software, Inc.	1,236,458
27,526	[1]	ValueClick, Inc.	461,060
18,482	[1]	Websense, Inc.	476,651
		TOTAL	4,373,944
		Specialty Chemicals – 3.4%
5,061		Arch Chemicals, Inc.	195,709
13,220	[1]	LSB Industries, Inc.	533,427
22,339	[1]	Rockwood Holdings, Inc.	1,267,515
11,143	[1]	Solutia, Inc.	293,618
		TOTAL	2,290,269
		Specialty Machinery – 0.5%
5,588	[1]	Universal Display Corp.	307,005
		Specialty Retailing – 5.6%
18,502		Ascena Retail Group, Inc.	578,928
2,251	[1]	Dorman Products, Inc.	87,789
3,445	[1]	Kirkland's, Inc.	51,985
22,119	[1]	Penske Automotive Group, Inc.	497,235
23,486		Sothebys Holdings, Inc., Class A	1,186,513
18,828		Tractor Supply Co.	1,164,888
4,968	[1]	Vitamin Shoppe Industries, Inc.	193,851
		TOTAL	3,761,189
		Telecommunication Equipment & Services – 3.0%
11,174		Adtran, Inc.	461,151
16,231	[1]	Anixter International, Inc.	1,219,597
8,553	[1]	Brightpoint, Inc.	86,556
10,493	[1]	Oplink Communications, Inc.	207,762
		TOTAL	1,975,066
		Undesignated Consumer Cyclicals – 4.5%
24,224	[1]	Avis Budget Group, Inc.	459,287
5,764	[1]	Bridgepoint Education, Inc.	101,158
29,932		Nu Skin Enterprises, Inc., Class A	960,518
5

Shares			Value
6,287		Pool Corp.	190,245
23,320	[1]	Wright Express Corp.	1,313,615
		TOTAL	3,024,823
		Wireless Communications – 1.0%
15,201	[1]	InterDigital, Inc.	703,654
		TOTAL COMMON STOCKS (IDENTIFIED COST $46,357,690)	65,412,571
		MUTUAL FUND – 2.2%
1,492,571	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	1,492,571
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $47,850,261)[4]	66,905,142
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[5]	(29,298)
		TOTAL NET ASSETS — 100%	$66,875,844
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At April 30, 2011, the cost of investments for federal tax purposes was $47,850,261. The net unrealized appreciation of investments for federal tax purposes was $19,054,881. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,416,309 and net unrealized depreciation from investments for those securities having an excess of cost over value of $361,428.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

6

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund utilized Level 1 inputs, in valuing the Fund's assets carried at fair value.

7

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated MDT Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	June 22, 2011

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	June 22, 2011